9. SANDSTORM FINANCING ARRANGEMENT (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Sandstorm Financing Arrangement Details
Consultancy and advisory fees	$ 936,926
Legal fees included in general and adminstration expenses	192,203
Share issuance costs	$ 86,636